GENERAL (Tables)	12 Months Ended
Dec. 31, 2018
GENERAL
Summary of licenses

License	License No.	Type of services	Grant date/latest renewal date
License of electronic money issuer	Bank Indonesia License No. 11/432/DASP	Electronic money	July 3, 2009
License of money remittance	Bank Indonesia License No. 11/23/bd/8	Money remittance service	August 5, 2009
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate fixed domestic long distance network	839/KEP/ M.KOMINFO/05/2016	Fixed domestic long distance and basic telephone services network	May 16, 2016
License to operate fixed closed network	844/KEP/ M.KOMINFO/05/2016	Fixed closed network	May 16, 2016
License to operate fixed international network	846/KEP/ M.KOMINFO/05/2016	Fixed international and basic telephone services network	May 16, 2016
License to operate circuit switched based local fixed line network	948/KEP/ M.KOMINFO/05/2016	Circuit switched based local fixed line network	May 31, 2016
License to operate data communication system services	191/KEP/DJPPI/ KOMINFO/10/2016	Data communication system services	October 31, 2016
License to operate internet service provider	2176/KEP/ M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/ M.KOMINFO/16/2017	Content service provider	May 16, 2017
License for the implementation of internet Interconnection services	1004/KEP/ M.KOMINFO/2018	Interconnection services	December 26, 2018

Summary of Boards of Commissioners and Directors

	2017	2018
President Commissioner	Hendri Saparini	Hendri Saparini
Commissioner	Rinaldi Firmansyah	Edwin Hidayat Abdullah
Commissioner	Hadiyanto	Rinaldi Firmansyah
Commissioner	—	Isa Rachmatarwata
Independent Commissioner	Margiyono Darsasumarja	Margiyono Darsasumarja
Independent Commissioner*	Dolfie Othniel Fredric Palit	—
Independent Commissioner	Pamijati Pamela Johanna	Pamijati Pamela Johanna
Independent Commissioner	Cahyana Ahmadjayadi	Cahyana Ahmadjayadi
President Director	Alex Janangkih Sinaga	Alex Janangkih Sinaga
Director of Finance	Harry Mozarta Zen	Harry Mozarta Zen
Director of Digital and Strategic Portfolio	David Bangun	David Bangun
Director of Enterprise and Business Service	Dian Rachmawan	Dian Rachmawan
Director of Wholesale and International Service	Abdus Somad Arief	Abdus Somad Arief
Director of Human Capital Management	Herdy Rosadi Harman	Herdy Rosadi Harman
Director of Network, Information Technology and Solution	Zulhelfi Abidin	Zulhelfi Abidin
Director of Consumer Service	Mas'ud Khamid	Siti Choiriana

*Dolfie Othniel Fredric Palit has been appointed as a permanent candidate for the House Representatives of the Republic of Indonesia starting from September 20, 2018, hence his position as Commissioner of the Company was ended by law.

Summary of Audit Committee, Corporate Secretary, and Internal Audit

	2017	2018
Chairman	Margiyono Darsasumarja	Margiyono Darsasumarja
Secretary	Tjatur Purwadi	Tjatur Purwadi
Member	Rinaldi Firmansyah	Rinaldi Firmansyah
Member	Dolfie Othniel Fredric Palit	—
Member	Sarimin Mietra Sardi	Sarimin Mietra Sardi
Member	Cahyana Ahmadjayadi	Cahyana Ahmadjayadi
Corporate Secretary	Andi Setiawan	Andi Setiawan
Internal Audit	Harry Suseno Hadisoebroto	Harry Suseno Hadisoebroto

Summary of direct subsidiaries

		Year of start of
Subsidiary/place of		commercial	Percentage of ownership interest		Total assets before elimination
incorporation	Nature of business	operations	2017	2018	2017	2018
PT Telekomunikasi Seluler (“Telkomsel”), Jakarta, Indonesia	Telecommunication - provides telecommunication facilities and mobile celuller services using Global Systems for Mobile Communication (“GSM”) technology	1995	65	65	85,597	82,219
PT Multimedia Nusantara (“Metra”) Jakarta, Indonesia	Network telecommunication services and multimedia	1998	100	100	13,246	17,123
PT Dayamitra Telekomunikasi (“Dayamitra”) Jakarta, Indonesia	Telecommunication	1995	100	100	13,606	13,221
PT Telekomunikasi Indonesia International (“TII”), Jakarta, Indonesia	Telecommunication	1995	100	100	9,122	10,404
PT Graha Sarana Duta (“GSD”), Jakarta, Indonesia	Leasing of offices and providing building management and maintenance services, civil consultant and developer	1982	100	100	5,633	5,794
PT Telkom Akses (“Telkom Akses”) Jakarta, Indonesia	Construction, service and trade in the field of telecommunication	2013	100	100	5,716	4,244
PT PINS Indonesia (“PINS”), Jakarta, Indonesia	Telecommunication construction and services	1995	100	100	3,473	4,004
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infratel”), Jakarta, Indonesia	Construction, service and trade in the field of telecommunication	2014	100	100	1,871	3,351
PT Telkom Satelit Indonesia (“Telkomsat”), previously PT Patra Telekomunikasi Indonesia Jakarta, Indonesia	Telecommunication - provides satellite communication system, services and facilities	1996	100	100	574	3,190
PT Metra-Net (“Metra-Net”), Jakarta, Indonesia	Multimedia portal service	2009	100	100	524	782
PT Jalin Pembayaran Nusantara (“Jalin”),Jakarta, Indonesia	Payment services - principals, switching, clearing and settlement activities	2016	100	100	225	298
PT Napsindo Primatel Internasional (“Napsindo”), Jakarta, Indonesia	Telecommunication - provides Network Access Point, Voice Over Data and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

Summary of immediate indirect subsidiaries

		Year of start of
Subsidiary/place of		commercial	Percentage of ownership interest		Total assets before elimination
incorporation	Nature of business	operations	2017	2018	2017	2018
PT Sigma Cipta Caraka (“Sigma”), Tangerang, Indonesia	Information technology service - system implementation and integration service, outsourcing and software license maintenance	1988	100	100	6,050	7,758
Telekomunikasi Indonesia International Pte. Ltd., ("Telin Singapore") Singapore	Telecommunication	2008	100	100	3,048	3,413
PT Infomedia Nusantara (“Infomedia”), Jakarta, Indonesia	Data and information service-provides telecommunication information services and other information services in the form of print and electronic media and call center services	1984	100	100	2,115	2,381
PT Telkom Landmark Tower (“TLT”), Jakarta, Indonesia	Service for property development and management	2012	55	55	2,009	2,128
PT Metra Digital Media (“MD Media”), Jakarta, Indonesia	Directory information services	2013	100	100	1,106	1,645
Telekomunikasi Indonesia International Ltd., ("Telin Hongkong") Hong Kong	Telecommunication	2010	100	100	710	1,185
PT Metra Digital Investama (“MDI”), Jakarta, Indonesia	Trading and/or providing service related to information and technology, multimedia, entertainment and investments	2013	100	100	658	1,178
PT Finnet Indonesia (“Finnet”) Jakarta, Indonesia	Information technology services	2006	60	60	907	1,011
TS Global Network Sdn. Bhd. (“TSGN”) Petaling Jaya, Malaysia	Satellite service	1996	49	70	815	828
Telekomunikasi Indonesia International S.A. (“TL”), Dili, Timor Leste	Telecommunication	2012	100	100	639	677
PT Swadharma Sarana Informatika ("Swadharma") Jakarta, Indonesia	System integrator services	2001	—	51	—	461
PT Melon (“Melon”), Jakarta, Indonesia	Digital content exchange hub services	2010	100	100	231	457
PT Administrasi Medika (“Ad Medika”), Jakarta, Indonesia	Health insurance administration services	2002	100	100	273	346
PT Nusantara Sukses Investasi (”NSI”), Jakarta, Indonesia	Service and trading	2014	100	100	300	286
PT Graha Yasa Selaras (“GYS”), Jakarta, Indonesia	Tourism service	2012	51	51	178	250
PT Metraplasa (“Metraplasa”), Jakarta, Indonesia	Network and e-commerce services	2012	60	60	203	167
Telekomunikasi Indonesia International Pty Ltd, ("Telkom Australia") Sydney, Australia	Telecommunication	2013	100	100	123	115
PT Nutech Integrasi ("Nutech"), Jakarta, Indonesia	System integrator	2001	60	60	60	93
Telekomunikasi Indonesia International (Malaysia) Sdn. Bhd (“Telin Malaysia”) Kuala Lumpur, Malaysia	Telecommunication	2013	49	70	23	76
Telekomunikasi Indonesia International Inc. (“Telkom USA”), Los Angeles, USA	Telecommunication	2014	100	100	36	57
PT Satelit Multimedia Indonesia (“SMI”), Jakarta, Indonesia	Satellite services	2013	99.99	100.00	18	16

Schedule of fair values of identifiable assets and liabilities acquired at acquisition date

Total
Assets
Cash and cash equivalents	21
Trade receivables	18
Other current assets	57
Property and equipment (Note 12)	770
Other non-current assets	20
Liabilities
Current liabilities	(422)
Non-current liabilities	(155)
Fair value of identifiable net assets acquired	309
Fair value of non-controlling interest	(157)
Goodwill (Note 14)	68
Fair value consideration transferred	220